Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Settlement Receivables

The Company had settlement receivables, net from the following parties:

	As of December 31,
	2025	2024
Third party payment processors	$79,327	$71,968
Distribution partners	71,400	66,597
Total	$150,727	$138,565

Schedule of Property, plant and equipment at cost less accumulated depreciation and any impairment loss	Depreciation is recognized over the estimated useful lives of the corresponding assets, using the straight-line method, on the following basis:

Computer and communication equipment	2 - 5 years
Furniture and other equipment	3 - 5 years

Other assets are depreciated over their estimated useful lives, using the straight-line method, on the following basis:

Leasehold improvements	Over the lesser of the lease term or 10 years

Schedule of Finite-Lived Intangible Assets

Intangible assets are amortized using the straight-line method over the expected life of the intangible asset on the following basis:

Brands	3 - 14 years
Computer Software	3 - 10 years
Customer Relationships	2 - 15 years